CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2022
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

NOTE 6 – CONTINGENT LIABILITIES

TORM is involved in certain legal proceedings and disputes. It is Management’s opinion that the outcome of these proceedings and disputes will not have any material impact on the TORM’s financial position, results of operations and cash flows.